Financial assets - Additional information (Details) $ in Thousands, $ in Thousands				3 Months Ended			6 Months Ended
	Jun. 30, 2023 oz	Jan. 19, 2023 USD ($) oz	Sep. 26, 2022 USD ($) oz	Jun. 30, 2023 USD ($)	Mar. 31, 2023 CAD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Financial assets
Payments to acquire prepaid gold interest				$ 8,833			$ 17,333
Gain (loss) as a result of changes in fair value of financial assets				$ 954		$ 3,834	$ (2,699)	$ 4,492
Investments | Monarch Corporation
Financial assets
Number of shares subscribed | shares					15,384,615
Payments to acquire shares in a private placement					$ 1,000
Prepaid gold interests - Steppe Gold
Financial assets
Payments to acquire prepaid gold interest			$ 4,800
Ounces of gold to be received | oz			3,000
Period to deliver gold			8 months
Prepaid gold interests - Auramet Capital Partners
Financial assets
Ounces of gold to be received | oz	40,000	1,250
Percentage of spot gold price for each ounce of gold delivered as ongoing payments		16.00%
Period after which the Auramet shall have the option to terminate the stream		10 years
Ounces of delivered gold after which the Auramet shall have the option to terminate the stream | oz		50,000
Cash payment to be made by the Auramet to terminate the stream		$ 5,000